Debt	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt
DEBT
The Company’s long-term debt consists of the following (dollars in thousands):

	2013	2012
$400 million 6.20% Subordinated Debentures due 2042	$400,000	$400,000
$400 million 6.75% Junior Subordinated Debentures due 2065	318,729	318,727
$400 million 4.70% Senior Notes due 2023	398,533	—
$400 million 5.00% Senior Notes due 2021	398,362	398,141
$400 million 6.45% Senior Notes due 2019	399,602	399,534
$300 million 5.625% Senior Notes due 2017	299,124	298,851
Long-term Debt	$2,214,350	$1,815,253

On September 19, 2013, RGA issued 4.70% Senior Notes due September 15, 2023 with a face amount of $400.0 million. These senior notes have been registered with the Securities and Exchange Commission. The net proceeds from the offering were approximately $395.1 million and will be used for general corporate purposes. Capitalized issue costs were approximately$3.4 million.
On August 21, 2012, RGA issued 6.20% Fixed-To-Floating Rate Subordinated Debentures due September 15, 2042 with a face amount of $400.0 million. These subordinated debentures have been registered with the Securities and Exchange Commission. The net proceeds from the offering were approximately $393.7 million and will be used for general corporate purposes. Capitalized issue costs were approximately $6.3 million.
On March 4, 2011, RGA completed the remarketing of approximately 4.5 million trust preferred securities with an aggregate accreted value of approximately $158.2 million that were initially issued as a component of its PIERS Units. When issued, each PIERS Unit initially consisted of a preferred security and a warrant to purchase at any time prior to December 15, 2050, 1.2508 shares of RGA common stock. Approximately 4.4 million of the warrants were exercised on March 4, 2011, at a price of $35.44 per warrant, resulting in the issuance of approximately 5.5 million shares. The warrant exercise price was paid to RGA. Remaining warrants were redeemed in cash at their redemption amount of $14.56 per warrant. As a result of the remarketing, the remarketed preferred securities had a fixed accreted value of $35.44 per security with a fixed annual distribution rate of 2.375% and were repaid on June 5, 2011, the revised maturity date. In the first quarter of 2011, RGA recorded a $4.4 million pre-tax loss, included in other operating expenses, related to the recognition of the unamortized issuance costs of the original preferred securities.
On May 27, 2011, RGA issued 5.00% Senior Notes due June 1, 2021 with a face amount of $400.0 million. These senior notes have been registered with the Securities and Exchange Commission. The net proceeds from the offering were approximately $394.4 million and were used to fund the payment of the RGA’s $200.0 million senior notes that matured in December 2011 and for general corporate purposes. Capitalized issue costs were approximately $3.4 million.
The Company may borrow up to $850.0 million in cash and obtain letters of credit in multiple currencies on its revolving credit facility that expires in December 2015. As of December 31, 2013 and 2012, respectively, the Company had no cash borrowings outstanding and $67.6 million and $402.9 million in issued, but undrawn, letters of credit under this facility. As of December 31, 2013 and 2012, the average interest rate on long-term debt outstanding was 5.76% and 5.99%, respectively.
Certain of the Company’s debt agreements contain financial covenant restrictions related to, among others, liens, the issuance and disposition of stock of restricted subsidiaries, minimum requirements of consolidated net worth, maximum ratios of debt to capitalization and change of control provisions. A material ongoing covenant default could require immediate payment of the amount due, including principal, under the various agreements. Additionally, the Company’s debt agreements contain cross-default covenants, which would make outstanding borrowings immediately payable in the event of a material uncured covenant default under any of the agreements, including, but not limited to, non-payment of indebtedness when due for an amount in excess of $100.0 million, bankruptcy proceedings, or any other event which results in the acceleration of the maturity of indebtedness. As of December 31, 2013 and 2012, the Company had $2,214.4 million and $1,815.3 million, respectively, in outstanding borrowings under its debt agreements and was in compliance with all covenants under those agreements. The ability of the Company to make debt principal and interest payments depends on the earnings and surplus of subsidiaries, investment earnings on undeployed capital proceeds, and the Company’s ability to raise additional funds. Repayments of debt due over the next five years total $300.0 million, due 2017.